Other non-current assets (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 subsidiary	Dec. 31, 2010
Other non-current assets
Pledged financial assets	$ 286	$ 293
Shares and participations	143	58
Derivatives (including embedded derivatives)	105	184
Restricted cash	103	54
Loans granted	52	56
Other	115	122
Total financing receivables, net	$ 804	$ 767
Number of subsidiaries subject to capital reduction	2